UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02927

Exact name of registrant as specified in charter:	Dryden Tax-Free Money Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	6/30/2005

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

Dryden Tax-Free Money Fund

JUNE 30, 2005	SEMIANNUAL REPORT

FUND TYPE

Money market

OBJECTIVE

The highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

August 15, 2005

We hope that you find the semiannual report for the Dryden Tax-Free Money Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Tax-Free Money Fund

Dryden Tax-Free Money Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Tax-Free Money Fund (the Fund) is to seek the highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Fund Facts as of 6/30/05
	7-Day Current Yield	Net Asset Value (NAV)	Taxable Equivalent Yield**			Weighted Avg. Maturity (WAM)	Net Assets (Millions)
			@28%	@33%	@35%
Dryden Tax-Free Money Fund	1.44%	$1.00	2.00%	2.15%	2.22%	4 Days	$43.5
iMoneyNet, Inc. Tax-Free National Retail Avg.*	1.80%	N/A	2.50%	2.69%	2.77%	24 Days	N/A

*	iMoneyNet, Inc. reports a 7-day current yield and WAM on Mondays for tax-free money funds. This is based on the data of all funds in the iMoneyNet, Inc. Tax-Free National Retail Average category as of June 27, 2005, the closest reported date prior to the end of our reporting period.

**	Some investors may be subject to the federal alternative minimum tax (AMT).

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

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Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

The graphs portray weekly 7-day current yields and weekly WAMs for the Dryden Tax-Free Money Fund and the iMoneyNet, Inc. Tax-Free National Retail Average every Monday from June 28, 2004, to June 28, 2005, the closest dates to the beginning and end of the Fund’s reporting period. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of June 30, 2005.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Dryden Tax-Free Money Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2005, at the beginning of the period, and held through the six-month period ended June 30, 2005.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Tax-Free Money Fund		Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,005.70	1.17%	$5.82
	Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2005, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2005 (to reflect the six-month period).

Dryden Tax-Free Money Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of June 30, 2005 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT-TERM INVESTMENTS 97.3%

California 8.8%
Calif. St., Mun. Secs. Trust Rcpts., SGA 135, G.O., A.M.B.A.C., T.C.R.S., F.R.D.D.	A-1+(c)	2.26%	7/01/05	$1,700	$1,700,000
California Statewide Cmntys. Dev. Auth. Rev., Ind. Dev. Dix Metals Proj., Ser. B, A.M.T, F.R.W.D.	NR	2.45	7/06/05	500	500,000
Metropolitan Wtr. Dist. Southern Calif. Wtrwks. Rev. Adj.-Ser. B, F.R.W.D.	VMIG1	2.20	7/07/05	1,200	1,200,000
Mun. Secs. Trust Cert., Rev., Ser. 2001-135, Class A Cert., F.G.I.C., G.O., F.R.D.D.	A-1+(c)	2.26	7/01/05	400	400,000

					3,800,000

Florida 7.4%
Jacksonville Hlth. Facs. Auth. Hosp. Rev., Ser. A., F.R.D.D.	A-1+(c)	2.28	7/01/05	400	400,000
Orange Cnty. Auth. Edl. Facs. Rev. Edl. Facs., Adj-Rollins College PJ, F.R.D.D.	VMIG1	2.28	7/01/05	250	250,000
Orange Cnty. Edl. Facs. Auth. Edl. Facs. Rev., Ser. 171, F.S.A., F.R.W.D.	A-1(c)	2.36	7/07/05	2,350	2,350,000
Palm Beach Cnty. Hlth. Facs. Auth. Rev., Hlth. Facs., Bethesda HealthCare Sys. PJ, Ser. 2001, F.R.D.D.	VMIG1	2.28	7/01/05	200	200,000

					3,200,000

Georgia 13.7%
Albany Dougherty Cnty. Hosp. Auth Rev., Rev. Antic CTFS-Phoebe Hosp. Ser. 2002, F.R.D.D.	VMIG1	2.24	7/01/05	300	300,000
Fulton Cnty. Res. Care Facs., Lenbrook Square Foundation, Ser. 1996, F.R.D.D.	A-1+(c)	2.35	7/01/05	4,150	4,150,000
Stephens Cnty. Dev. Auth. Solid Wste. Disp. Facs. Rev., Caterpillar Inc. Proj., Ser. 2000, A.M.T., F.R.W.D.	P-1	2.48	7/07/05	1,520	1,520,000

					5,970,000

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	7

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Illinois 10.4%
Chicago Hsg. Auth. Cap. Prog. Rev., Ser. 576, F.R.W.D.	A-1(c)	2.33%	7/07/05	$2,735	$2,735,000
Illinois Dev. Fin. Auth. Rev., Aurora Cent. Catholic High Sch., Ser. 1994, F.R.W.D.	A-1(c)	2.56	7/06/05	1,000	1,000,000
Illinois Hlth. Facs. Auth. Rev., Mem. Hlth. Sys., Ser. 2003, F.R.D.D.	VMIG1	2.35	7/01/05	800	800,000

					4,535,000

Indiana 5.2%
Hammond Ind. Poll. Ctrl. Rev., Adj-Ref-Amoco Oil Co. Proj., Ser. 1994, F.R.D.D.	VMIG1	2.30	7/01/05	1,350	1,350,000
South Bend Econ. Dev. Rev., Dynamic REHC Proj., Ser. 1999, A.M.T., F.R.W.D.	NR	2.50	7/06/05	915	915,000

					2,265,000

Kansas 3.0%
Kansas St., Dev. Fin. Auth. Rev., Hays Med. Ctr., Ser. N, F.R.D.D.	VMIG1	2.35	7/01/05	1,295	1,295,000

Maine 7.5%
York Rev., Stonewall Realty LLC Proj., Ser. 1999, A.M.T., F.R.W.D.	VMIG1	2.80	7/07/05	3,260	3,260,000

Minnesota 4.8%
Owatonna Hsg. Rev., Second Century Proj., Ser. A, F.R.W.D.	MIG1	2.48	7/07/05	1,500	1,500,000
St. Paul Hsg. & Redev. Auth. Rev., Minn. Pub. Radio Proj., Ser. 2002, F.R.D.D.	VMIG1	2.35	7/01/05	600	600,000

					2,100,000

Missouri 8.7%
Missouri St. Hlth. & Edl. Facs. Auth. Edl. Facs. Rev.,
Bethesda Hlth. Group., Ser. A, F.R.D.D.	VMIG1	2.35	7/01/05	1,050	1,050,000
St. Louis Univ., F.R.D.D., Ser. B.	VMIG1	2.35	7/01/05	940	940,000
St. Louis Univ., Ser. 2002, F.R.D.D.	VMIG1	2.35	7/01/05	1,780	1,780,000

					3,770,000

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Nevada 1.4%
Truckee Meadows Wtr. Auth. Wtr. Rev., Mun. Secs. Trust Rcpts., Ser. SGA137, F.S.A., F.R.D.D.	A-1+(c)	2.28%	7/01/05	$600	$600,000

New Jersey 1.6%
Mun. Secs. Trust Cert., Rev., Ser. 2001-174, Class A Cert., G.O., Ser. 2001, F.R.D.D.	A-1(c)	2.26	7/01/05	700	700,000

New York 8.5%
Mun. Secs. Trust Cert. Rev., Ser. 2001-109, Class A Cert., F.R.D.D.	VMIG1	2.26	7/01/05	2,200	2,200,000
New York City Trust Cult. Res. Rev., Mun. Secs. Trust Rcpts., Ser. SGA-91, A.M.B.A.C., F.R.D.D.	A-1+(c)	2.26	7/01/05	1,500	1,500,000

					3,700,000

Ohio 3.3%
East Lake Ind. Dev. Rev., Astro Model Dev. Corp. Prog., Ser. 1996, A.M.T., F.R.W.D.	NR	2.47	7/07/05	1,410	1,410,000

Oklahoma 0.9%
Tulsa Cnty. Ind. Auth. Rev., First Mtge. Montercau-Ser. A., F.R.D.D.	A-1+(c)	2.30	7/01/05	400	400,000

Pennsylvania 0.2%
Pennsylvania St. Higher Edl. Facs. Auth. Rev., Ref-Carnegie Mellon Univ. Ser D, F.R.D.D.	A-1+(c)	2.29	7/01/05	100	100,000

Tennessee 1.4%
Clarksville Pub. Bldg. Auth. Rev. Adj.-Pooled Fin., Mun. Bond Fd., Ser. 2003, F.R.D.D.	VMIG1	2.28	7/01/05	300	300,000
Sevier Cnty. Pub. Bldg. Auth., Loc. Govt. Pub. Impt-IV-B-12, F.S.A., F.R.D.D.	VMIG1	2.26	7/01/05	320	320,000

					620,000
Texas 2.5%
Harris Cnty. Texas Hlth. Facs. Dev. Hosp., Texas Childrens Hosp. B-1, F.R.D.D.	VMIG1	2.32	7/01/05	1,100	1,100,000

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	9

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Washington 2.5%
Clark Cnty. Pub. Util. Dist. No. 001 Generating Sys. Rev., Mun. Secs. Trust Rcpts., Ser. SGA-118, F.R.D.D.	A-1+(c)	2.28%	7/01/05	$400	$400,000
Washington St. Hlth. Care Facs. Auth. Rev., Providence Svcs. Ser. A, F.R.D.D.	A-1+(c)	2.30	7/01/05	700	700,000

					1,100,000

Wisconsin 3.0%
Whitewater Ind. Dev. Rev., Trek Bicycle Corp. Proj., Ser. 1995, A.M.T., F.R.W.D.	NR	2.55	7/07/05	1,310	1,310,000

Wyoming 2.5%
Uinta Cnty. Poll. Ctrl. Rev., Adj-Ref-Chevron USA Inc. Proj., Ser. 1993, F.R.D.D.	P-1	2.25	7/01/05	1,100	1,100,000

Total Investments 97.3% (cost $42,335,000)(d)					42,335,000
Other assets in excess of liabilities 2.7%					1,168,493

Net Assets 100%					$43,503,493

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note(b).

F.R.W.D.—Floating Rate (Weekly) Demand Note(b).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

T.C.R.S.—Transferable Custodial Receipts.

(b)	For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s Rating.
(d)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

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The Industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2005 was as follows:

Corporate Backed	17.2%
Hospital	13.4
Nursing Homes	12.0
Education	9.4
Multi Family Housing	6.3
Other	5.8
Energy	5.6
State	5.5
Transportation	5.1
Lifecare Facilities	4.4
Water & Sewer	4.1
Lease Backed Revenue	3.5
Utility	3.2
Power	0.9
General Obligation	0.9

97.3
Other assets in excess of liabilities	2.7

100.0%

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	11

Statement of Assets and Liabilities

as of June 30, 2005 (Unaudited)

Assets
Investments, at amortized cost which approximates market value	$42,335,000
Interest receivable	171,232
Receivable for capital stock transactions	1,399,142
Prepaid expenses	531

Total assets	43,905,905

Liabilities
Payable for capital stock transactions	110,106
Accrued expenses	91,998
Payable to custodian	91,652
Deferred directors’ fees	63,230
Management fee payable	18,114
Dividends payable	11,997
Transfer agent fee payable	10,786
Distribution fee payable	4,529

Total liabilities	402,412

Net Assets	$43,503,493

Net assets were comprised of:
Common stock, $.01 par value	$435,035
Paid-in capital in excess of par	43,068,458

Net assets June 30, 2005	$43,503,493

Net asset value, offering price and redemption price per share, $43,503,493 ÷ 43,503,493 outstanding shares of common stock (authorized 1,500,000,000 shares)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended June 30, 2005 (Unaudited)

Net Investment Income
Income
Interest	$542,101

Expenses
Management fee	117,420
Distribution fee	29,355
Custodian’s fees and expenses	46,000
Transfer agent’s fees and expenses (including affiliated expense of $16,335)	23,000
Registration fees	23,000
Legal fees and expenses	13,000
Reports to shareholders	10,000
Audit fee	8,000
Directors’ fees	1,000
Miscellaneous	2,962

Total operating expenses	273,737

Net investment income	268,364

Net Realized Gain On Investments:
Net realized gain on investment transactions	—

Net Increase In Net Assets Resulting From Operations	$268,364

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	13

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Decrease In Net Assets
Operations
Net investment income	$268,364	$515,693
Net realized gain on investment transactions	—	96,458

Net increase in net assets resulting from operations	268,364	612,151

Dividends and distributions (Note 1)
Dividends from net investment income	(268,364)	(515,693)
Distributions from net realized loss	—	(96,458)

	(268,364)	(612,151)

Fund share transactions (at $1 per share)
Net proceeds from shares sold	50,638,309	454,932,148
Net asset value of shares issued in reinvestment of dividends and distributions	259,873	559,034
Cost of shares reacquired	(57,564,516)	(594,126,798)

Net decrease in net assets from Fund share transactions	(6,666,334)	(138,635,616)

Total decrease	(6,666,334)	(138,635,616)

Net Assets
Beginning of period	50,169,827	188,805,443

End of period	$43,503,493	$50,169,827

See Notes to Financial Statements.

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Notes to Financial Statements

(Unaudited)

Dryden Tax-Free Money Fund (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to attain the highest level of current income that is exempt from federal income taxes, consistent with liquidity and preservation of capital. The Fund will invest in short-term tax-exempt debt securities of state and local governments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Dryden Tax-Free Money Fund	15

Notes to Financial Statements

(Unaudited) Cont’d

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to $750 million, .425 of 1% of the next $750 million of average daily net assets and .375 of 1% of average daily net assets in excess of $1.5 billion. The effective management fee rate was .50 of 1% for the six months ended June 30, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”). The Fund compensated PIMS for distributing and servicing the Fund’s shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Fund’s average daily net assets. The distribution fee is accrued daily and payable monthly.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), and affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees expenses in the statement of Operations also include certain out-of pocket expenses paid to nonaffiliates, where applicable.

Dryden Tax-Free Money Fund	17

Financial Highlights

(Unaudited)

	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00
Net investment income and net realized gains	.006
Dividends and distributions to shareholders	(.006)

Net asset value, end of period	$1.00

Total Return(a):	.57%
Ratios/Supplemental Data:
Net assets, end of period (000)	$43,503
Average net assets (000)	$47,357
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.17	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.04	%(b)
Net investment income	1.14	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

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Year Ended December 31,
2004	2003	2002	2001	2000

$1.00	$1.00	$1.00	$1.00	$1.00
.004	.004	.009	.023	.034
(.004)	(.004)	(.009)	(.023)	(.034)

$1.00	$1.00	$1.00	$1.00	$1.00

.44%	.42%	.94%	2.26%	3.42%

$50,170	$188,805	$176,480	$167,929	$166,526
$143,636	$207,138	$200,609	$182,953	$176,759

.86%	.84%	.86%	.87%	.80%
.74%	.72%	.73%	.74%	.68%
.36%	.39%	.86%	2.18%	3.38%

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	19

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Prudential Tax-Free Money Fund, Inc. oversees the management of the Dryden Tax-Free Money Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including a majority of the Independent Directors, met on May 24, 2005 and June 23, 2005 and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements is in the best interests of the Fund and its shareholders.

Before meeting to approve renewal of the agreements, the Board met and authorized the redemption of all shares of the Fund, on the recommendation of PI, in preparation for discontinuance by Pruco Securities Inc. (“Pruco”) of the Fund in its cash sweep program for Pruco Command brokerage accounts and a corresponding bulk redemption of its sweep assets from the Fund, which was anticipated to occur during the third quarter of 2005. Consequently, the Board’s approval of the agreements was intended to be interim in nature. Pruco has since determined that it will not discontinue use of the Fund in its cash sweep program for Pruco Command brokerage accounts, and as a result, PI intends to propose and recommend to the Board at a meeting in September 2005 that the Board rescind its determination to redeem all outstanding shares of common stock of the Fund and approve the continuance of the agreements through July 31, 2006.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations,

Dryden Tax-Free Money Fund

Approval of Advisory Agreements (continued)

the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to

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both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Dryden Tax-Free Money Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the third quartile over one-year, three-year and five-year periods ending December 31 in relation to the group of comparable funds in a peer universe (the “Peer Universe”).

The funds included in the Peer Universe are objectively determined solely by Lipper Inc., independent provider of investment company data.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc.

The Fund’s management fee of 0.500% ranked in the fourth quartile in its Lipper 15(c) Peer Group. The Board acknowledged that the management fee was higher than the median management fees charged by other mutual funds included in the Lipper 15(c) Peer Group.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its

Dryden Tax-Free Money Fund

Approval of Advisory Agreements (continued)

business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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■MAIL	■TELEPHONE	■WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available on the Fund’s website at www.prudential.com and on the Commission’s website at www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E. A. Carson • Robert F. Gunia • Robert E. La Blanc • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer •
Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan,
Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Dryden Tax-Free Money Fund
	NASDAQ	PBFXX
	CUSIP	26248T301

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Tax-Free Money Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Dryden Tax-Free Money Fund, PO Box 13964, Philadelphia, PA 19176. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Tax-Free Money Fund
	NASDAQ	PBFXX
	CUSIP	26248T301

MF103E2    IFS-A107716    Ed. 08/2005

Item 2 –	Code of Ethics — Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year if the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1)	Code of Ethics – Not applicable with semi-annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Tax-Free Money Fund

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary

Date August 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date August 24, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date August 24, 2005

*	Print the name and title of each signing officer under his or her signature.